8. STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders Deficit Tables
Weighted average assumptions for warrants issued

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning on the 14th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 14th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.23%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.23%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	123.49%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	123.49%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On June 4, 2014, the Company issued 3-year warrant for 3,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $171,102, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.69%

Expected term	3 years
Risk free interest rate	0.85%
Expected forfeitures	0%

On January 23, 2015, the Company issued 3-year warrant for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $72,317, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on February 2, 2016, and for a period expiring on January 19, 2018.

Grant Date
Expected dividends	0%
Expected volatility	88.13%

Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0%

On November 21, 2012, the Company issued 10-year warrants for 10,000,000 shares with a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $400,000, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	283.23%
Expected term	10 years
Risk free interest rate	1.69%
Expected forfeitures	0%

On July 18, 2013, the Company issued 9,857,142 shares in connection with the cashless exercise of the 10,000,000 warrants.

On July 9, 2013, the Company issued 5-year warrants for 10,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $736,816, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	183.35%
Expected term	5 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On October 15, 2013, the Company issued 1-year warrants for 8,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $396,083, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning October 15, 2015 for a period of 12 months.

Grant Date
Expected dividends	0%
Expected volatility	96.35%

Expected term	3 years
Risk free interest rate	1.45%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning on the 14 th  month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 14 th  month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20 th  month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.23%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	123.49%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On June 4, 2014, the Company issued 3-year warrant for 3,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $171,102, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.69%

Expected term	3 years
Risk free interest rate	0.85%
Expected forfeitures	0%

Summary of warrants outstanding

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2014	18,200,000	$ 0.001	2.1

Granted	2,000,000	$ -
Exercised	(3,000,000)	$ -
Cancelled/Forfeited	-
Balance, March 31, 2015	17,200,000	$ 0.001	1.9

Intrinsic Value	$ 508,000

For the quarter ending March 31, 2015, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	17,200,000	-	1.9	508,000

For the year ended December 31, 2014, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	18,200,000	-	2.1	801,900

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2013	18,000,000	$0.001	2.9
Granted	10,200,000	$0.001
Exercised	(10,000,000)	$-
Cancelled/Forfeited	-
Balance, September 30, 2014 December 31, 2014	18,200,000	$0.001	2.1

Intrinsic Value	$801,900

For the year ended December 31, 2014, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	18,200,000	-	2.1	801,900

For the year ended December 31, 2013, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	28,000,000	18,000,000	2.9	918,000

Forgiveness of debt & Issuance of Convertible Preferred Stock
Series A PS Valuation
Debt converted – related party	$(30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$5,187,800